Consolidated Statements Of Changes In Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Changes In Equity [Abstract]
Dividends to Arcos Dorados Holdings Inc.'s shareholders, per share	$ 0.24	$ 0.17